Label	Element	Value
Quaker Global Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Quaker Global Tactical Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quaker Global Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the fees payable under the new advisory contract with the Fund’s investment adviser.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the “Ratio of expenses to average net assets, before fees waived” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are those expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds (“ETFs”)) and business development companies (“BDCs”). BDCs expenses are similar to the expenses paid by any operating company held by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for the 1 year example and the first of 3 years, 5 years and 10 years. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in securities of domestic and foreign, large-cap companies. Under normal market conditions, the Fund will invest at least 40% of its net assets in foreign securities. For purposes of this policy, foreign securities include those securities issued by companies: (i) whose principal securities trading markets are outside the U.S.; (ii) that derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.; (iii) that have 50% or more of their assets outside the U.S.; (iv) that are linked to non-U.S. dollar currencies; or (v) that are organized under the laws of, or with principal offices in, a country other than the U.S.  To achieve its investment objective, the Fund’s adviser, Community Capital Management, Inc. (the “Adviser”), will, under normal market conditions, employ a tactical allocation philosophy using the following strategies:

•	Common Stocks. The Fund invests at least 65% of its total assets in the common stock of companies without regard to market capitalization.

•
Tactical Allocation.  Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes.  The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the Adviser perceives opportunity.

•	Growth Stocks. The Fund invests its assets in the securities of companies which the Adviser believes will provide a higher total return than that of the index.

•
Large-Cap Securities.  The Fund invests primarily in large-capitalization securities. The Adviser generally considers large-cap companies to be those companies with a market capitalizations similar to those companies included in the S&P 500 Index.

•
Small- and Mid-Cap Securities.  The Fund also may invest in the securities of small- and mid-cap companies.  The Adviser generally considers small- and mid-cap companies to be those companies with a market capitalization range between $250 million and $30 billion.

•	Foreign Securities. The Fund invests in foreign securities, including American Depositary Receipts (“ADRs”).

•	Preferred Stock. The Fund may invest in preferred stocks.

•	MLPs/REITs. The Fund may invest in master limited partnerships and real estate investment trusts.

•
Impact Investments. The Fund invests in companies that may have positive impact attributes or specific impact characteristics and maintain neutral posture toward environmental, social and governance (ESG) related risk.

•
Exchange Traded Funds. The Fund may invest in ETFs representing asset classes that include, but that are not limited to common and preferred equity, fixed income, commodities, real estate, volatility indices, derivatives and currencies. The Fund may also invest in leveraged, inverse and inverse leveraged ETFs. The Fund’s equity exposures may include, but are not limited to ETFs that represent equity market indices that may be segmented by region, sector, market capitalization or otherwise as well as individual securities within the common and preferred equity markets.

•	Derivatives. The Fund may deploy the use of derivatives (i.e., exchange traded options, futures, and options on futures) with the objective of reducing portfolio volatility.

•
Fixed Income Securities. Consistent with the Fund’s tactical allocation strategy, when the Adviser deems appropriate, the Fund may utilize a broad array of fixed income securities or bonds, across different interest rate markets. This may include, but are not limited to, fixed income securities issued by governments, government agencies, municipalities and global companies across a wide range of industries and market capitalizations within the broader U.S. and international fixed income markets as well as asset-backed securities. Such fixed income securities may be of any maturity, duration or quality, including those that are rated below investment grade (i.e., “junk bonds”). Individual bonds of similar description may also be used within the Fund.

The Adviser uses an internally developed investment process to seek to develop a fully integrated portfolio of securities that includes environmental, social and governance (ESG) factors that can deliver strong financial performance while simultaneously having positive, long-term economic and sustainable impact. Securities are categorized based on the following four-part segmentation:

•	Positive Impact: common and preferred securities whose revenue is more than 50% derived from impact themes.

•
Impact: analysis of established third-party research incorporating various impact/ESG scores and factors; In addition, the net benefit to society is analyzed if less than 50% of revenue comes from positive impact themes but there are other positive policies and procedures.

•	Neutral Impact: does not violate any negative restrictions and has the potential to reach impact status in the future.

•	Negative Impact: companies with the following activities are excluded from the investment process:

✓	Fossil fuel exploration and production; any activity related to coal

✓	Tobacco, chemical manufacturing, weapons, prison management

✓	Regulatory issues, discriminatory labor practices, safety issues, poor CRA ratings

✓	Companies with a material involvement (over 30% of revenue) in: gaming, oil transportation & storage, fuel generation from fossil fuels, and junk food

At the Adviser’s discretion, other companies may also be excluded from the investment process due to their negative impact.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Impact/ESG Risk.  The Adviser may select or exclude securities of certain companies for reasons other than performance and, as a result, the Fund may underperform other funds that do not use an impact/ESG screening process.  Impact/ESG investing is qualitative and subjective by nature.  There is no guarantee that impact/ESG criteria used by the Adviser will reflect beliefs or values of any particular investor.

•
Common Stock Risk.  Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•
Growth Risk. There is a risk that the Fund’s growth style may perform poorly or fall out of favor with investors.  For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

•
Small-Cap and Mid-Cap Securities Risk.  The Fund invests in companies with small market capitalizations.  Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices.  Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies.  As a result, small-capitalization stock prices have greater volatility than large company securities.

•
Foreign Securities Risk.  Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

•
Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses, including tactical allocation strategies, in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

•
Master Limited Partnership Risk. The Fund’s exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

•
Real Estate Investment Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies.  Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

•
Exchange Traded Fund Risk. Investment in any ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The Fund also will incur brokerage costs when it purchases ETFs. As a result, the cost of investing in the Fund generally will be higher than the cost of investing directly in ETFs.

•
Fixed Income Securities Risk. When the Fund invests in fixed income securities or ETFs that own fixed income securities, the value of those investments in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. In addition, the Fund may invest in securities and ETFs that own what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

•
High Yield Risk. The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), or in exchange traded funds that own high yield and unrated securities of similar credit quality, which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

•
Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) to reduce portfolio volatility. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart displays the annual return of the Fund over the lifetime of the Fund.  The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.  Past performance does not guarantee or predict future results.

Effective January 1, 2018, the Adviser became the investment manager for the Fund.  The Fund’s returns after January 1, 2018 reflects the Adviser’s investment philosophy and strategies. The returns prior to this time reflect the Fund’s prior investment adviser and/or sub-adviser and the prior strategies and policies and may not be indicative of future returns.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-220-8888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quakerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Advisor Class Shares (formerly Class A Shares) as of December 31, 2017
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 17.50% in 3rd quarter of 2009 Lowest Performing Quarter: -14.91% in 3rd quarter of 2011 The Fund’s cumulative year-to-date return through June 30, 2018 was 0.55%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.91%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund's after-tax returns were calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows the risks of investing in the Fund by illustrating how the average annual returns for 1-year, 5-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index.  In addition, after-tax returns are presented for Advisor Class Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table.  In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown.  Past performance (before and after taxes) is not an indication of future results.  Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund's after-tax returns were calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2017
Quaker Global Tactical Allocation Fund | MSCI World® Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
Quaker Global Tactical Allocation Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_Component2OtherExpensesOverAssets	1.57%
Other Expenses	rr_OtherExpensesOverAssets	1.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 242
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	807
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,398
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,000
Annual Return 2009	rr_AnnualReturn2009	19.66%
Annual Return 2010	rr_AnnualReturn2010	15.48%
Annual Return 2011	rr_AnnualReturn2011	(8.21%)
Annual Return 2012	rr_AnnualReturn2012	10.73%
Annual Return 2013	rr_AnnualReturn2013	33.92%
Annual Return 2014	rr_AnnualReturn2014	9.05%
Annual Return 2015	rr_AnnualReturn2015	0.46%
Annual Return 2016	rr_AnnualReturn2016	(5.50%)
Annual Return 2017	rr_AnnualReturn2017	5.05%
Label	rr_AverageAnnualReturnLabel	Advisor Class Return Before Taxes (formerly Class A Shares)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
Quaker Global Tactical Allocation Fund | Advisor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Advisor Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Quaker Global Tactical Allocation Fund | Advisor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Advisor Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.18%
Quaker Global Tactical Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_Component2OtherExpensesOverAssets	1.57%
Other Expenses	rr_OtherExpensesOverAssets	1.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 217
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	732
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,754
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2008

[1]	The management fee has been restated to reflect the fees payable under the new advisory contract with the Fund's investment adviser.
[2]	The Total Annual Fund Operating Expenses do not correlate to the "Ratio of expenses to average net assets, before fees waived" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are those expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds ("ETFs")) and business development companies ("BDCs"). BDCs expenses are similar to the expenses paid by any operating company held by the Fund.
[3]	Community Capital Management, Inc. (the "Adviser"), has contractually agreed to waive the lesser of 0.30% of its management fees or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (excluding 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) ("Fund Expenses") when they exceed 1.50% of the Fund's average daily net assets (the "Annualized Expense Ratio"). This agreement will continue in effect from September 30, 2018 to October 30, 2019. Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) fiscal years following the time at which the Adviser waived fees and/or assumed expenses for the Fund, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment. This agreement shall be terminated upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of its merger or liquidation or by the Fund's Board of Trustees.